Intangible assets (Tables)	3 Months Ended
Mar. 31, 2026
Intangible Asset, Goodwill and Other [Abstract]
Schedule of Intangible Assets

March 31, 2026	Cost	Accumulated amortization	Net book Value

Customer relationship	$1,362,035	$1,205,969	$156,066
	$1,362,035	$1,205,969	$156,066

December 31, 2025	Cost	Accumulated amortization	Net book Value

Customer relationship	$1,362,035	$1,163,405	$198,630
	$1,362,035	$1,163,405	$198,630